Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
ASSETS
Operating lease, right-of-use asset	$ 61,461	$ 76,444
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent
Finance lease ROU assets, cost	$ 39,461
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet
Accumulated amortization	$ (18,650)
Finance Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet
Finance lease ROU assets, net	$ 20,811
Total lease assets	82,272
Current liabilities:
Operating	$ 13,139
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent
Current portion of long-term debt	$ 7,336		$ 8,201
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:LongTermDebtAndCapitalLeaseObligationsCurrent
Noncurrent
Operating	$ 54,687
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Finance	$ 16,597
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:LongTermDebtAndCapitalLeaseObligations
Total lease liabilities	$ 91,759